Segment information - Assets and liabilities related to the reportable segments reconcile to the corresponding totals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment information
Current assets	$ 985,042	$ 765,514
Non-current assets	3,463,635	3,415,936
Capital expenditure	226,787	235,712
Current liabilities	728,514	603,730
Non-current liabilities	2,059,415	2,059,760
Operating segments
Segment information
Current assets	619,128	541,147
Non-current assets	3,189,268	3,174,642
Capital expenditure	226,785	235,684
Current liabilities	751,852	601,593
Non-current liabilities	1,773,181	1,742,365
Intrasegment Adjustments
Segment information
Current assets	(193,373)	(92,626)
Non-current assets	(15,568)	(47,044)
Current liabilities	(193,604)	(92,626)
Non-current liabilities	(15,496)	(47,044)
Unallocated
Segment information
Current assets	559,287	316,993
Non-current assets	289,935	288,338
Capital expenditure	2	28
Current liabilities	170,266	94,763
Non-current liabilities	$ 301,730	$ 364,439